Employee Share Schemes - Schedule of Number of Shares and ADS Issuable (Detail) - Share Value Plan [member] shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Beginning balance	33,872	33,872	33,469	33,469	34,068	34,068
Number of shares, Awards granted	13,681	13,681	13,223	13,223	12,814	12,814
Number of shares, Awards exercised	(11,440)	(11,440)	(11,402)	(11,402)	(11,709)	(11,709)
Number of shares, Awards cancelled	(1,776)	(1,776)	(1,418)	(1,418)	(1,704)	(1,704)
Number of shares, Ending balance	34,337	34,337	33,872	33,872	33,469	33,469
Weighted fair value, Awards granted | £ / shares	£ 13.30		£ 13.60		£ 15.85
American Depositary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Beginning balance	17,990	17,990	17,340	17,340	17,387	17,387
Number of shares, Awards granted	7,280	7,280	7,411	7,411	7,008	7,008
Number of shares, Awards exercised	(5,726)	(5,726)	(5,746)	(5,746)	(6,079)	(6,079)
Number of shares, Awards cancelled	(1,705)	(1,705)	(1,015)	(1,015)	(976)	(976)
Number of shares, Ending balance	17,839	17,839	17,990	17,990	17,340	17,340
Weighted fair value, Awards granted | $ / shares		$ 36.68		$ 34.42		$ 37.90